Convertible Instruments Classified as Equity (Tables)	12 Months Ended
Dec. 31, 2021
Convertible Instruments Classified As Equity [Abstract]
Schedule of convertible equity Instrument that was recorded as in the convertible loan note reserve prior to conversion
	2021	2020	2019
	$000	$000	$000

Par value of Convertible loan notes issued	-	1,850	1,850
Less: Fair value of warrants issued to note holders	-	(545)	(545)
Exchange rate adjustment	-	209	-

	-	1,514	1,305

Accrued interest	-	348	52
Less: convertible loan note conversion	-	(2,523)	-
Exercise of warrants	-	661	-
	-	-	1,357